Note 3 - Investment Securities (Details) - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Amortized Cost and Fair Value of Debt Securities by Contractual Maturity [Abstract]
Due in one year or less	$ 1,070	$ 120
Due in one year or less	1,074	121
Due in one year or less	0	0
Due in one year or less	0	0
Due after one year through five years	17,306	15,679
Due after one year through five years	17,354	15,786
Due after one year through five years	0	0
Due after one year through five years	0	0
Due after five years through ten years	19,267	20,366
Due after five years through ten years	19,604	20,852
Due after ten years	12,745	14,149
Due after ten years	13,052	14,703
Due after ten years	0	0
Due after ten years	0	0
	50,388
	51,084	51,462
	0	0
	0	0
Mortgage-backed securities and CMO	45,865	46,596
Mortgage-backed securities and CMO	45,800	46,681
Mortgage-backed securities and CMO	5	6
Mortgage-backed securities and CMO	5	6
	96,253	50,314
	96,884
	5	6	$ 9
	$ 5	$ 6	$ 9